Judicial deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Judicial Deposits
Tax	$ 1,272	$ 1,448
Labor	44	56
Total	$ 1,316	$ 1,504	$ 1,882